DECS TRUST II





Annual Report
December 31, 1997







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  101 Barclay Street
  New York, New York 10286

DECS TRUST II

Summary Information
--------------------------------------------------------------------------------

Each of the DECS issued by the DECS Trust II represents the right to receive an annual distribution of $1.81328, and will be exchanged on November 15, 2000 (the "Exchange Date") for between 0.8130 and 1.0 subordinate voting shares, without par value ("Subordinate Voting Shares"), of Royal Group Technologies Limited (the "Company"), or an equivalent value in cash or cash and Subordinate Voting Shares. The DECS are designed to provide investors with a higher yield than the dividend yield paid on the Subordinate Voting Shares, while also providing the opportunity for investors to share in the appreciation, if any, of the Subordinate Voting Shares above a threshold appreciation price. The DECS are not subject to redemption prior to the Exchange Date.

The Trust was established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through November 15, 2000, and forward purchase contracts with certain shareholders of the Company (the "Sellers"). The trustees of the Trust do not have the power to vary the investments held by the Trust. The Trust's investment objective is to provide each holder of DECS with a quarterly distribution of $0.45332 per DECS, payable on each February 15, May 15, August 15 and November 15, through November 15, 2000, and, on November 15, 2000, a number of Subordinate Voting Shares of the Company per DECS (or, if some or all of the Sellers exercise their cash settlement option in the forward purchase contracts, the cash equivalent of such shares or a combination of Subordinate Voting Shares and cash) computed as follows: if the Exchange Price (as defined below) is equal to or greater than $32.44, holders of DECS will receive 0.8130 Subordinate Voting Shares per DECS; if the Exchange Price is less than $32.44 but equal to or greater than $26.375, holders of DECS will receive a fraction of a Subordinate Voting Shares per DECS having a value (determined at the Exchange Price) equal to $26.375; and if the Exchange Price is less than $26.375, holders of DECS will receive one Subordinate Voting Shares per DECS, subject in each case to adjustment in certain events. Upon any distribution of Subordinate Voting Shares of the Company, holders of DECS will receive the number of whole Subordinate Voting Shares to which their DECS entitle them and cash in lieu of any remaining fractional share. The "Exchange Price" is the average closing price per share of Subordinate Voting Shares the Company on the New York Stock Exchange (or if the Subordinate Voting Shares are not then listed on the NYSE, on the principal Canadian securities exchange on which the Subordinate Voting Shares are listed) for the 20 trading days immediately prior to, but not including, November 15, 2000.

DECS TRUST II

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                          Page
                                                                          ----

INDEPENDENT AUDITORS' REPORT                                                1

FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDED
     DECEMBER 31, 1997:

     Statement of Assets and Liabilities                                    2

     Schedule of Investments                                                3

     Statement of Operations                                                4

     Statement of Changes in Net Assets                                     5

     Notes to Financial Statements                                         6-8

     Financial Highlights                                                 9-10

Deloitte &
    Touche
----------             ---------------------------------------------------------
                       Deloitte & Touche LLP           Telephone: (212) 436-2000
                       Two World Financial Center      Facsimile: (212) 436-5000
                       New York, New York 10281-1414

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders,
DECS Trust II:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DECS Trust II as of December 31, 1997, the related statements of operations, changes in net assets and the financial highlights for the period November 4, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of DECS Trust II as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period November 4, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

January 5, 1999




---------------
Deloitte Touche
Tohmatsu
---------------


DECS TRUST II

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31,1997
-------------------------------------------------------------------------------------------


ASSETS:
  Investments, at value (amortized cost $80,726,337) (Notes 2, 4, and 8)        $78,146,339
                                                                                -----------

     Total assets                                                                78,146,339
                                                                                -----------

NET ASSETS                                                                      $78,146,339
                                                                                ===========


COMPOSITION OF NET ASSETS:
  DECS, no par value; 3,150,000 shares issued and outstanding (Note 9)          $80,588,825
  Net unrealized depreciation of investments                                     (2,579,998)
  Undistributed net investment income                                               137,512
                                                                                -----------

NET ASSETS                                                                      $78,146,339
                                                                                ===========

NET ASSETS VALUE PER DECS                                                       $     24.81
                                                                                ===========


See notes to financial statements.


DECS TRUST II

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997
-------------------------------------------------------------------------------------------------------------------


                                                                Par        Maturity        Market         Amortized
Securities Description                                         Value         Date           Value            Cost
----------------------                                         -----         ----           -----            ----

UNITED STATES GOVERNMENT SECURITIES:

  United States Treasury Strips                            $ 1,635,000     02/15/98     $ 1,623,899     $ 1,623,987
  United States Treasury Strips                              1,428,000     05/15/98       1,399,911       1,399,778
  United States Treasury Strips                              1,428,000     08/15/98       1,379,919       1,380,259
  United States Treasury Strips                              1,428,000     11/15/98       1,361,141       1,360,960
  United States Treasury Strips                              1,428,000     02/15/99       1,341,720       1,342,196
  United States Treasury Strips                              1,428,000     05/15/99       1,322,985       1,323,337
  United States Treasury Strips                              1,428,000     08/15/99       1,304,478       1,304,705
  United States Treasury Strips                              1,428,000     11/15/99       1,286,314       1,286,207
  United States Treasury Strips                              1,428,000     02/15/99       1,268,278       1,267,063
  United States Treasury Strips                              1,428,000     05/15/99       1,251,542       1,249,658
  United States Treasury Strips                              1,428,000     08/15/99       1,232,978       1,231,579
  United States Treasury Strips                              1,428,000     11/15/99       1,215,799       1,213,658
                                                           -----------                  -----------     -----------

                                                           $17,343,000                   15,988,964      15,983,387
                                                           ===========

FORWARD PURCHASE CONTRACTS:

  Royal Group Technologies Limited
  Subordinate voting shares
  Forward purchase agreement                                               11/15/00      62,157,375      64,742,950
                                                                                        -----------     -----------

TOTAL                                                                                   $78,146,339     $80,726,337
                                                                                        ===========     ===========



See notes to financial statements.


DECS TRUST II

STATEMENT OF OPERATIONS
PERIOD FROM NOVEMBER 4,1997 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31,1997
------------------------------------------------------------------------------------------------------------------


ACCRETION OF ORIGINAL ISSUE DISCOUNT                                                                  $    137,512

EXPENSES:
  Administrative fees and expenses                                                    $   6,020
  Legal fees                                                                              2,356
  Accounting fees                                                                         2,513
  Printing and mailing expense                                                            2,356
  Trustees fees (Note 5)                                                                  1,884
                                                                                      ---------
        Total fees and expenses                                                          15,129

EXPENSE REIMBURSEMENT (Note 7)                                                          (15,129)
                                                                                      ---------

        Total expenses - net                                                                                   -
                                                                                                      ------------

NET INVESTMENT INCOME                                                                                      137,512

NET CHANGE IN UNREALIZED DEPRECIATION OF INVESTMENTS                                                    (2,579,998)
                                                                                                      ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $ (2,442,486)
                                                                                                      ============


See notes to financial statements.


DECS TRUST II

STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM NOVEMBER 4,1997 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31,1997
---------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                          $    137,512
  Change in net unrealized depreciation of investments                             (2,579,998)
                                                                                 ------------

       Net decrease in net assets for operations                                   (2,442,486)
                                                                                 ------------

INCREASE IN NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS (Note 9):
  Gross proceeds from the sale of 3,146,209 DECS                                   82,981,262
  Less: selling commissions                                                        (2,492,437)
                                                                                 ------------

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                         80,488,825
                                                                                 ------------

TOTAL INCREASE IN NET ASSETS FOR THE PERIOD                                        78,046,339

NET ASSETS, BEGINNING OF PERIOD                                                       100,000
                                                                                 ------------

NET ASSETS, END OF PERIOD                                                        $ 78,146,339
                                                                                 ============


See notes to financial statements.

DECS TRUST II

NOTES TO FINANCIAL STATEMENTS
FISCAL YEAR ENDED DECEMBER 31,1997
--------------------------------------------------------------------------------

1.   ORGANIZATION

     DECS Trust II ("Trust") was established on September 2, 1997 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act). In November 1997, the Trust sold DECS (each, a "DECS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities, and forward purchase contracts for Subordinate Voting Shares of Royal Group Technologies Limited ("ROYAL") with certain shareholders of ROYAL (the "Sellers"). The stock is deliverable pursuant to the contracts on November 15, 2000 and the Trust will thereafter terminate.

     Pursuant to the Administration Agreement between the Trust and the Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with the generally accepted accounting principles.

     Valuation of Investments - The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated on a basis which approximates the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto.

     Investment Transactions - Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Realized gains and losses are accounted for on the specific identification method.

     Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   DISTRIBUTIONS

     DECS holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.81328 per annum or $.45332 per quarter (except for the first distribution on February 15, 1998 of $0.519).

4.   PURCHASES AND SALES OF INVESTMENTS

     Purchases of U.S. Treasury Strips for the period ended December 31, 1997 totaled $15,845,875. There were no sales of such investments during the period. Purchases of the forward purchase contracts during the period totaled $64,742,950.

5.   TRUSTEES FEES

     Each of the three Trustees were paid a one-time, up-front fee of $10,800 for the services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, up-front fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 are being expensed over the life of the Trust. As of December 31, 1997, the Trust had expensed $1,884 of such fees.

6.   INCOME TAXES

     The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

     As of December 31, 1997, net unrealized depreciation of investments aggregated $2,579,998, which consists of gross unrealized appreciation of $5,577 and gross unrealized depreciation of $2,585,575. The amortized cost of investment securities for Federal income tax purposes was $80,726,337 at December 31, 1997.

7.   EXPENSES

     The estimated expenses to be incurred by the Trust in connection with the offering of the DECS and its ongoing operations are $459,000. Of this amount, $170,000 represents offering expenses ($160,000) and organizational expenses ($10,000) incurred by the Trust. All of these expenses are being paid directly by the Sponsor of the Trust and the Sellers. The remaining amount of $289,000 represents a prepayment of estimated administrative and other operating expenses. Such amount was paid to the Administrator by the Sponsor. Expenses incurred in excess of this amount will be paid by the Seller.

     Cash received by the Administrator from the sponsor of the Trust of $289,000 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At December 31, 1997, $36,000 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

8.   FORWARD PURCHASE CONTRACTS

     On November 4, 1997,the Trust entered into forward purchase contracts with certain shareholders of ROYAL (the "Sellers") and paid to the Sellers $64,742,950 in connection therewith. Pursuant to such contract, the Sellers are obligated to deliver to the Trust a specified number of Subordinate Voting Shares on November 15, 2000 (the "Exchange Date") so as to permit the holders of the DECS to exchange on the Exchange Date each of their DECS for between 0.813 and 1.00 Subordinate Voting Shares. See the Trust's original prospectus dated October 29, 1997 for the formula upon which such exchange will be determined.

     The forward purchase contracts held by the Trust at December 31, 1997 are as follows:


                                        Exchange         Cost of           Contract          Unrealized
                                          Date           Contract            Value          Depreciation
                                          ----           --------            -----          ------------

Royal Group Technologies Limited
Subordinate voting shares
Forward purchase agreement              11/15/00      $ 64,742,950       $ 62,157,375      $ (2,585,575)

     The Sellers' obligations under the forward purchase contract are collateralized by ROYAL Subordinate Voting Shares which are being held in the custody of the Trust's Custodian, The Bank of New York. At December 31, 1997, the Custodian held 1,450,000 shares with an aggregate value of $33,621,875.

9.   CAPITAL SHARE TRANSACTIONS

     On October 8, 1997, one DECS was sold to the Sponsor of the DECS for $100,000. As a result of a stock split effective immediately prior to the public offering of the DECS, this DECS was converted into 3,791 DECS. During the offering period, the Trust sold 3,146,209 DECS to the public and received net proceeds of $80,488,825 ($82,981,262 less sales commissions of $2,492,437). As of December 31, 1997, there were 3,150,000 DECS issued and outstanding with an aggregate cost, net of sales commissions of $80,588,825.

DECS TRUST II

FINANCIAL HIGHLIGHTS
PERIOD FROM NOVEMBER 4, 1997 (COMMENCEMENT OF OPERATIONS) TO
DECEMBER 31, 1997
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance date is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.


                                                                  November 4,
                                                                     1997
                                                                 (Commencement
                                                               of Operations) to
                                                                 December 31,
                                                                     1997
                                                                     ----

PER SHARE OPERATING PERFORMANCE FOR A DECS
  OUTSTANDING THROUGHOUT THE PERIOD:
  Investment income                                               $    .04
  Expenses - before reimbursement                                      .00 +
  Expenses - net of reimbursement                                      .00
                                                                  --------

  Investment income - net                                              .04

  Adjustments to capital (sales commissions)                          (.79)
  Unrealized loss on investments                                      (.82)
                                                                  --------

  Net decrease in net asset value                                    (1.57)

BEGINNING NET ASSET VALUE                                            26.38
                                                                  --------

ENDING NET ASSETS VALUE                                           $  24.81
                                                                  ========

ENDING MARKET VALUE                                               $  23.63
                                                                  ========

                                                                     (continued)

DECS TRUST II

FINANCIAL HIGHLIGHTS
PERIOD FROM NOVEMBER 4, 1997 (COMMENCEMENTS OF OPERATIONS) TO
DECEMBER 31, 1997 (concluded)
--------------------------------------------------------------------------------

TOTAL INVESTMENT RETURN BASED ON MARKET VALUE                        10.43 %

RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets:
   Before reimbursement (1)                                           0.11 %
   After reimbursement (1)                                            0.00 %

  Ratio of net investment income to average net assets:
   Before reimbursement (1)                                           1.15 %
   After reimbursement (1)                                            1.04 %

NET ASSETS, End of period (in thousands)                           $78,146

(1) Annualized

+ Amount is less than $.01 per share

                                  * * * * * *